Other Long-term Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	CAD 5.2	CAD 3.7
Lease inducement	40.0	43.6
Onerous contracts provision	8.8	7.3
Other long-term liabilities	CAD 54.0	CAD 54.6